PROPERTY, PLANT AND EQUIPMENT, NET - Schedule of Right-of-Use Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets, beginning balance	$ 200,120	$ 210,144
Translation differences	(2,631)	(869)
Acquisition of business		20,432
Additions	13,850	16,061
Disposals / Consumptions	(2,658)	(104)
Transfers	(609)
Indexation	21,626	10,626
Depreciation charge	(52,518)	(56,170)
Right-of-use assets, ending balance	177,180	200,120
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets, beginning balance	438,595	395,621
Right-of-use assets, ending balance	371,561	438,595
Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets, beginning balance	(238,475)	(185,477)
Right-of-use assets, ending balance	(194,381)	(238,475)
Land
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets, beginning balance	347	1,335
Translation differences	0	0
Acquisition of business		0
Additions	0	0
Disposals / Consumptions	0	0
Transfers	0
Indexation	194	(962)
Depreciation charge	(16)	(26)
Right-of-use assets, ending balance	525	347
Land | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets, beginning balance	376	1,339
Right-of-use assets, ending balance	570	376
Land | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets, beginning balance	(29)	(4)
Right-of-use assets, ending balance	(45)	(29)
Buildings and improvements
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets, beginning balance	128,962	147,621
Translation differences	186	(790)
Acquisition of business		3,894
Additions	12,411	3,716
Disposals / Consumptions	(144)	(85)
Transfers	0
Indexation	14,429	9,784
Depreciation charge	(34,532)	(35,178)
Right-of-use assets, ending balance	121,312	128,962
Buildings and improvements | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets, beginning balance	281,250	266,330
Right-of-use assets, ending balance	258,797	281,250
Buildings and improvements | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets, beginning balance	(152,288)	(118,709)
Right-of-use assets, ending balance	(137,485)	(152,288)
Production equipment
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets, beginning balance	70,615	61,126
Translation differences	(2,800)	(79)
Acquisition of business		16,433
Additions	1,439	12,304
Disposals / Consumptions	(2,514)	(19)
Transfers	(609)
Indexation	7,003	1,704
Depreciation charge	(17,837)	(20,854)
Right-of-use assets, ending balance	55,297	70,615
Production equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets, beginning balance	156,614	127,765
Right-of-use assets, ending balance	112,060	156,614
Production equipment | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets, beginning balance	(85,999)	(66,639)
Right-of-use assets, ending balance	(56,763)	(85,999)
Vehicles, furniture and fixtures
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets, beginning balance	196	62
Translation differences	(17)	0
Acquisition of business		105
Additions	0	41
Disposals / Consumptions	0	0
Transfers	0
Indexation	0	100
Depreciation charge	(133)	(112)
Right-of-use assets, ending balance	46	196
Vehicles, furniture and fixtures | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets, beginning balance	355	187
Right-of-use assets, ending balance	134	355
Vehicles, furniture and fixtures | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets, beginning balance	(159)	(125)
Right-of-use assets, ending balance	$ (88)	$ (159)